UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     July 27, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     82

Form13F Information Table Value Total:     $111,220 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

								FORM 13F INFORMATION TABLE
								VALUE	SHARES/	SH/		PUT/	INVSTMT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------		 -------------- -------		------- -------	------- ------- ------- -------	---------------------
3M Co.                       	Common		88579Y101	867	10976	SH			SOLE		9476		1500
Abbott Labs                  	Common		002824100	2215	47346	SH			SOLE		32620		14726
Accenture                    	Common		G1151C101	3054	79014	SH			SOLE		54739		24275
American Express Co.         	Common		025816109	890	22422	SH			SOLE		10564		11858
AMGEN                        	Common		031162100	2567	48802	SH			SOLE		35277		13525
Apache                       	Common		037411105	586	6965	SH			SOLE		4640		2325
Apple Inc.                   	Common		037833100	1128	4485	SH			SOLE		3060		1425
AT&T Corp.                   	Common		00206R102	1185	48981	SH			SOLE		36791		12190
Automatic Data Processing    	Common		053015103	1780	44220	SH			SOLE		33625		10595
Bank of America Corp.        	Common		060505104	317	22086	SH			SOLE		11852		10234
Berkshire Hathaway Cl B      	Class B		084670207	2484	31175	SH			SOLE		21425		9750
Bristol Myers Squibb         	Common		110122108	286	11454	SH			SOLE		8154		3300
Canadian Natural Resources   	Common		136385101	2216	66680	SH			SOLE		45900		20780
Checkpoint Software          	Common		M22465104	1854	62885	SH			SOLE		43760		19125
Cisco Systems                	Common		17275R102	1591	74659	SH			SOLE		55710		18949
Clorox Company               	Common		189054109	620	9975	SH			SOLE		9175		800
Coca-Cola                    	Common		191216100	2537	50610	SH			SOLE		38460		12150
Colgate Palmolive            	Common		194162103	688	8730	SH			SOLE		5430		3300
ConocoPhillips               	Common		20825C104	581	11834	SH			SOLE		8332		3502
Corning Inc.                 	Common		219350105	1825	113000	SH			SOLE		82925		30075
Deere & Co                   	Common		244199105	1101	19775	SH			SOLE		16075		3700
Diamond Offshore Drilling    	Common		25271C102	911	14650	SH			SOLE		9875		4775
Duke Energy                  	Common		26441C105	407	25453	SH			SOLE		18825		6628
Eli Lilly & Co.              	Common		532457108	893	26667	SH			SOLE		18017		8650
Emerson Electric             	Common		291011104	284	6500	SH			SOLE		5500		1000
Exxon Mobil Corp.            	Common		30231G102	4549	79706	SH			SOLE		60642		19064
Fluor Corp                   	Common		343412102	2045	48125	SH			SOLE		33450		14675
General Dynamics Corp.       	Common		369550108	1263	21575	SH			SOLE		11475		10100
General Electric             	Common		369604103	2555	177155	SH			SOLE		123675		53480
General Mills Inc            	Common		370334104	533	15018	SH			SOLE		13318		1700
Genzyme Corporation          	Common		372917104	2486	48975	SH			SOLE		32675		16300
Greif Inc Cl A               	Class A		397624107	2040	36725	SH			SOLE		23825		12900
Hewlett Packard              	Common		428236103	1810	41810	SH			SOLE		26185		15625
I T T Corporation New        	Common		450911102	2300	51210	SH			SOLE		35335		15875
Illinois Tool Works Inc      	Common		452308109	505	12244	SH			SOLE		12244		0
INTEL                        	Common		458140100	2521	129630	SH			SOLE		96905		32725
International Business Machine	Common		459200101	4475	36241	SH			SOLE		24370		11871
iShares Barclays 1-3 Yr Treasu	Common		464287457	1203	14300	SH			SOLE		12000		2300
iShares IBOXX Inv Grade Bond 	Common		464287242	225	2075	SH			SOLE		75		2000
Ishares MSCI Brazil Index    	Common		464286400	246	3975	SH			SOLE		2650		1325
Ishares MSCI Canada          	Common		464286509	367	14770	SH			SOLE		12505		2265
Ishares Msci Grmny Idx       	Common		464286806	638	34100	SH			SOLE		29800		4300
Ishares MSCI Hong Kong       	Common		464286871	356	24075	SH			SOLE		21175		2900
Ishares MSCI Singapore       	Common		464286673	464	41275	SH			SOLE		34375		6900
Ishares Tr Lehman Tips       	Common		464287176	1175	10988	SH			SOLE		6398		4590
Johnson & Johnson            	Common		478160104	3764	63734	SH			SOLE		42929		20805
JP Morgan Chase & Co         	Common		46625H100	214	5842	SH			SOLE		4842		1000
Kimberly-Clark               	Common		494368103	570	9400	SH			SOLE		6350		3050
Kroger Company               	Common		501044101	428	21725	SH			SOLE		15425		6300
L 3 Communications Holdings  	Common		502424104	2695	38050	SH			SOLE		27035		11015
Magellan Midstream Partners LP	Common		559080106	315	6739	SH			SOLE		5917		822
McDonalds Corp.              	Common		580135101	3789	57517	SH			SOLE		36192		21325
Medtronic Inc                	Common		585055106	1313	36193	SH			SOLE		27543		8650
Microsoft Corp.              	Common		594918104	1811	78708	SH			SOLE		64162		14546
Monsanto Co New Del          	Common		61166W101	1858	40205	SH			SOLE		28905		11300
New Hampshire Thrift         	Common		644722100	229	21838	SH			SOLE		21838		0
NextEra Energy               	Common		65339F101	637	13055	SH			SOLE		10125		2930
Novartis                     	Common		66987V109	1887	39060	SH			SOLE		28060		11000
Occidental Petroleum Corp.   	Common		674599105	2398	31077	SH			SOLE		19948		11129
Pfizer Inc.                  	Common		717081103	626	43920	SH			SOLE		41246		2674
Philip Morris Intl Inc       	Common		718172109	502	10945	SH			SOLE		8895		2050
Praxair                      	Common		74005P104	2435	32047	SH			SOLE		22632		9415
Procter & Gamble             	Common		742718109	2137	35636	SH			SOLE		27911		7725
Ross Stores                  	Common		778296103	3002	56335	SH			SOLE		39335		17000
Royal Dutch                  	Common		780259206	950	18925	SH			SOLE		15825		3100
S P D R TRUST Unit SR        	Common		78462F103	208	2015	SH			SOLE		2015		0
Spectrumdna Inc              	Common		84763Y106	4	50000	SH			SOLE		50000		0
Stryker Corp                 	Common		863667101	1876	37475	SH			SOLE		25850		11625
Suncor Energy                	Common		867229106	286	9700	SH			SOLE		4800		4900
Sysco Corporation            	Common		871829107	1642	57460	SH			SOLE		45960		11500
Thermo Fisher Scientific     	Common		883556102	1318	26880	SH			SOLE		21055		5825
Total SA                     	Common		89151E109	786	17600	SH			SOLE		14375		3225
Transocean Inc New           	Common		G90073100	283	6114	SH			SOLE		5314		800
United Tehnologies Corp      	Common		913017109	241	3710	SH			SOLE		3710		0
Vanguard Int Term Bond ETF   	Common		921937819	218	2600	SH			SOLE		2600		0
Vanguard Short Term Bond ETF 	Common		921937827	373	4600	SH			SOLE		4600		0
VF Corp                      	Common		918204108	992	13940	SH			SOLE		11410		2530
Wal Mart Stores Inc.         	Common		931142103	504	10482	SH			SOLE		7477		3005
Walgreens                    	Common		931422109	308	11542	SH			SOLE		9592		1950
Walt Disney Co.              	Common		254687106	3417	108466	SH			SOLE		72666		35800
Western Union Company        	Common		959802109	2275	152575	SH			SOLE		103725		48850
Zimmer Holdings Inc.         	Common		98956P102	306	5658	SH			SOLE		4730		928